Equity-accounted investees - Additional Information (Details) - Skillaz - RUB (₽) ₽ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 09, 2020
Option to purchase additional equity interest
Percentage ownership interest	25.01%
Percentage of ownership interest under call option exercisable from June 1, 2020 till June 30, 2021				40.01%
Call option fair value		₽ 22,699		₽ 22,699		₽ 25,341
Loss on fair value of call option		2,642	₽ 0	₽ 2,642	₽ 0
Expected volatility				40.00%		50.00%
Risk-free interest rate				7.00%		4.32%
Notional amount		₽ 11,500		₽ 11,500			₽ 19,000
Headhunter LLC [Member]
Option to purchase additional equity interest
Notional amount							₽ 50,000